StoneRidge Small Cap Growth Fund

Supplement to the Prospectus dated December 22, 2005

________________

The address of the Fund’s investment advisor, StoneRidge Investment Partners, LLC has changed. The new address is:

301 Lindenwood Drive, Suite 310

Malvern, PA 19355

You should read this Supplement in conjunction with the Fund’s Prospectus dated December 22, 2005, which together provide information that you should know before investing in the Fund, and should be retained for future reference. Additional information is included in the Statement of Additional Information of the Fund dated December 22, 2005, as supplemented, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1 (800) 441-6978.

This Supplement is dated May 10, 2006

StoneRidge Small Cap Growth Fund

Supplement to the Statement of Additional Information dated December 22, 2005

________________

The address of the Fund’s investment advisor, StoneRidge Investment Partners, LLC has changed. The new address is:

301 Lindenwood Drive, Suite 310

Malvern, PA 19355

You should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s Prospectus dated December 22, 2005, as supplemented, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at 1 (800) 441-6978.

This Supplement is dated May 10, 2006